UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP.

Address:  Citicorp Building
          153 E. 53rd St.
          51st Floor
          NY, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Karsch
Title:  Principal
Phone:  (212) 507-9782


Signature, Place and Date of Signing:


/s/ Michael A. Karsch                 NY, NY                      11/13/02
---------------------------------  -------------               --------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:  $127,383
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

                           FORM 13F INFORMATION TABLE
                        KARSCH CAPITAL MANAGEMENT, L.P.
                              September 30, 2002

              Column 1          Column 2      Column 3   Column 4             Column 5     Column 6 Column 7       Column 8
                                                                 1000   Shares/  Sh/ Put/  Invstmt   Other     Voting Authority
          Name of Issuer        Title of Class  CUSIP    Market Value   Prn Amt. Prn Call  Discretn Managers Sole     Shared   None
                                                         (x$1,000)


Adelphia Business Solutions     CL A       006847107          3          79,695  SH        Sole        0      79,695   0        0
Anteon International Corp       COM        03674E108      4,360         160,400  SH        Sole        0     160,400   0        0
Apollo Group                    CL A       037604105      3,040          70,000  SH        Sole        0      70,000   0        0
Bally Total Fitness             COM        05873K108        694          70,000  SH        Sole        0      70,000   0        0
Boyd Gaming Corp                COM        103304101      2,614         140,000  SH        Sole        0     140,000   0        0
Broadwing Inc.                  COM        111620100      1,594         805,000  SH        Sole        0     805,000   0        0
Career Education Corp.          COM        141665109      1,200          25,000  SH        Sole        0      25,000   0        0
Clear Channel Communications    COM        184502102      5,039         145,000  SH        Sole        0     145,000   0        0
Corinthian Colleges Inc.        COM        218868107      1,132          30,000  SH        Sole        0      30,000   0        0
Corning Incorporated            COM        219350105      1,088         680,000  SH        Sole        0     680,000   0        0
CSK Auto Corp                   COM        125965103        876          70,200  SH        Sole        0      70,200   0        0
Dean Foods Co New               COM        242370104      5,171         130,000  SH        Sole        0     130,000   0        0
Earthlink Inc.                  COM        270321102      5,580       1,045,000  SH        Sole        0   1,045,000   0        0
Echostar Communications New     CL A       278762109      1,782         103,000  SH        Sole        0     103,000   0        0
Falconstor Software Inc         COM        306137100        780         160,100  SH        Sole        0     160,100   0        0
Foundry Networks Inc.           COM        35063R100        575         105,000  SH        Sole        0     105,000   0        0
Goodyear Tire & Rubber          COM        382550101      1,205         135,500  SH        Sole        0     135,500   0        0
Harrahs Entmt Inc.              COM        413619107      4,146          86,000  SH        Sole        0      86,000   0        0
Juniper Networks Inc.           COM        48203R104      8,208       1,710,000  SH        Sole        0   1,710,000   0        0
KB Home                         COM        48666K109      3,663          75,000  SH        Sole        0      75,000   0        0
Lennar Corp                     COM        526057104      3,765          67,500  SH        Sole        0      67,500   0        0
Liberty Media Corp. New         COM SER A  530718105      4,308         600,000  SH        Sole        0     600,000   0        0
Mattel Inc.                     COM        577081102      3,062         170,000  SH        Sole        0     170,000   0        0
Nextel Communications CL A      CL A       65332V103      1,133         150,000  SH        Sole        0     150,000   0        0
Nortel Networks Corp. New       COM        656568102        335         620,000  SH        Sole        0     620,000   0        0
Omnicom Group                   COM        681919106      3,341          60,000  SH        Sole        0      60,000   0        0
Pactiv Corp.                    COM        695257105      2,468         150,000  SH        Sole        0     150,000   0        0
Procter & Gamble Co.            COM        742718109      3,039          34,000  SH        Sole        0      34,000   0        0
RadioShack Corp.                COM        750438103      2,146         107,000  SH        Sole        0     107,000   0        0
RF Micro Devices Inc.           COM        749941100        930         155,000  SH        Sole        0     155,000   0        0
SBC Communications Inc.         COM        78387G103      1,508          75,000  SH        Sole        0      75,000   0        0
Servicemaster Inc.              COM        81760N109      3,512         323,700  SH        Sole        0     323,700   0        0
SPDR TR                         UNIT SER 1 78462F103     12,269         150,000  SH        Sole        0     150,000   0        0
Station Casinos Inc.            COM        857689103      5,528         325,000  SH        Sole        0     325,000   0        0
Tellabs Inc.                    COM        879664100      2,116         520,000  SH        Sole        0     520,000   0        0
Tellium Inc.                    COM        87967E107        166         436,400  SH        Sole        0     436,400   0        0
Tyco Intl Ltd. New              COM        902124106      1,410         100,000  SH        Sole        0     100,000   0        0
United Technologies Corp.       COM        913017109        819          14,500  SH        Sole        0      14,500   0        0
Univision Communication         CL A       914906102      4,859         213,100  SH        Sole        0     213,100   0        0
Viacom Inc.                     CL B       925524308     10,219         252,000  SH        Sole        0     252,000   0        0
Waters Corp.                    COM        941848103      5,371         221,500  SH        Sole        0     221,500   0        0
Weight Watchers Intl Inc. New   COM        948626106      1,301          30,000  SH        Sole        0      30,000   0        0
XTO Energy Inc                  COM        98385X106      1,031          50,000  SH        Sole        0      50,000   0        0

                                         Total:         127,383



03407.0004 #363840